Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of carrying amount [Line Items]
Contractual amount outstanding on loans and other facilities written off by bank	$ 29,954,761	$ 20,246,250
Allowance for expected credit losses	(2,176,655)	(2,403,512)
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of carrying amount [Line Items]
Transfers in or out of level3 of fair value hierarchy assets	0	0
Transfer to stage one exposure [Member]
Disclosure of carrying amount [Line Items]
Expected credit loss allowance	217,090	154,592
Transfer to stage two exposure [Member]
Disclosure of carrying amount [Line Items]
Gross carrying amount	(12,819,013)	18,041,458
Transfer to stage three exposure [Member]
Disclosure of carrying amount [Line Items]
Gross carrying amount	1,949	176,509
Expected credit loss allowance	5	788
Government securities [member]
Disclosure of carrying amount [Line Items]
Expected credit losses	55,826	90,939
Other Financial Assets [member]
Disclosure of carrying amount [Line Items]
Expected credit losses	595,276	283,507
Bank Loan [member]
Disclosure of carrying amount [Line Items]
Loan Portfolio Sales Profits	417,637	528,247
Corporate Bonds [Member]
Disclosure of carrying amount [Line Items]
Expected credit losses	11,728	1,726
Financial Trust [member]
Disclosure of carrying amount [Line Items]
Expected credit losses	138	751
Local Government Securities [member]
Disclosure of carrying amount [Line Items]
Expected credit losses	858,814	1,040,723
Undrawn Commitments Of Credit Cards And checking Accounts [Member]
Disclosure of carrying amount [Line Items]
Allowance for expected credit losses	1,465,201	2,261,759
Undrawn Commitments Of Credit Cards And checking Accounts [Member] | Transfer to stage one exposure [Member]
Disclosure of carrying amount [Line Items]
Gross carrying amount	12,817,064	18,217,967
Undrawn Commitments Of Credit Cards And checking Accounts [Member] | Transfer to stage two exposure [Member]
Disclosure of carrying amount [Line Items]
Expected credit loss allowance	(217,095)	155,287
Contingent liability for guarantees [member]
Disclosure of carrying amount [Line Items]
Allowance for expected credit losses	668,613	141,526
Overdraft and unused agreed commitments [member]
Disclosure of carrying amount [Line Items]
Allowance for expected credit losses	$ 42,841	$ 227